INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2021	$ 137,151	$ 224		$ 428,244	$ (20,091)	$ (9,507)	$ (261,719)
Balance, shares at Dec. 31, 2021		83,931,596
Exercise of options and vesting of RSUs	113		[1]	113	0	0	0
Exercise of options and vesting of RSUs, shares		100,534
Share-based compensation	1,435	$ 0		1,435	0	0	0
Other comprehensive income (loss), net	(2,918)	0		0	0	(2,918)	0
Net income (loss)	(3,808)	0		0	0	0	(3,808)
Balance at Jun. 30, 2022	131,973	$ 224		429,792	(20,091)	(12,425)	(265,527)
Balance, shares at Jun. 30, 2022		84,032,130
Balance at Dec. 31, 2022	$ 119,783	$ 224		432,214	(20,091)	(11,156)	(281,408)
Balance, shares at Dec. 31, 2022	84,353,681	84,353,681
Exercise of options and vesting of RSUs	$ 30	$ 0		30	0	0	0
Exercise of options and vesting of RSUs, shares		38,571
Share-based compensation	1,977	$ 0		1,977	0	0	0
Other comprehensive income (loss), net	536	0		0	0	536	0
Net income (loss)	4,056	0		0	0	0	4,056
Balance at Jun. 30, 2023	$ 126,382	$ 224		$ 434,221	$ (20,091)	$ (10,620)	$ (277,352)
Balance, shares at Jun. 30, 2023	84,392,252	84,392,252

[1]	Represent an amount lower than $1.